FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
Financial Instruments
FINANCIAL INSTRUMENTS

22.	FINANCIAL INSTRUMENTS

(a) Financial assets

Set out below is an overview of financial assets, other than cash and short-term deposits, held by the Group as of December 31, 2021 and 2022:

	December 31,
	2021	2022	2022
	CNY	CNY	US$

Debt instruments at amortized cost:
Trade receivables: current	41,526	46,760	6,779
Trade receivables: non-current	9,501	10,520	1,525
Financial assets included in other receivables	85,224	82,406	11,946
Financial assets at fair value through other comprehensive income：
Bills receivable	—	8,500	1,232

Total	136,251	148,186	21,482

Total current	126,750	137,666	19,957
Total non-current	9,501	10,520	1,525

(b) Financial liabilities

Set out below is an overview of financial liabilities of the Group as of December 31, 2021 and 2022：

	December 31,	December 31,	December 31,
	2021	2022	2022
	CNY	CNY	US$

Derivatives not designated as hedging instruments：
Derivative financial liabilities (i)	1,710	824	119
Financial liabilities at amortized cost:
Trade payables	21,118	20,326	2,946
Financial liabilities in other payables and accruals	5,903	6,749	978
Dividends payable	5,048	—	—
Lease liabilities	2,189	2,915	422
Due to related companies	5,710	3,408	494
Due to the Shareholder	14,050	7,153	1,037
Interest-bearing loans and borrowings	77,000	74,000	10,729

Total	132,728	115,375	16,725

Total current	57,520	42,777	6,200
Total non-current	75,208	72,598	10,525

(i)	On January 20, 2021, the Company entered into a securities purchase agreement with certain institutional investors, pursuant to which the Company issued and sold on January 22, 2021, (i) in a registered direct offering, an aggregate of 3,960,000 of its common shares at a price of US$1.85 per share, and (ii) in a concurrent private placement, warrants initially exercisable for the purchase of an aggregate of 1,584,000 of its common shares with an initial exercise price of US$2.35 per share.

The Company recognized the warrants issued to the investors as derivative financial liabilities (not designated as hedging instruments) with a fair value of CNY9,246 (US$1,427)* on the issue date as the investors have the right to exercise their warrants on a cashless basis. In accordance with IAS 32, a contract settled by a single net payment (generally referred to as net cash-settled or net equity-settled as the case may be) is a financial liability and not an equity instrument. The fair value gain of derivative financial liabilities for the years ended December 31, 2021 and 2022 was CNY7,467 and CNY1,007 (US$146), respectively.

*	As the changes in equity from this private placement transaction are denominated in US$, the amount in US$ is the actual transaction amount and the corresponding amount in CNY was translated from US$ at the applicable exchange rate of the transaction date, January 22, 2021.

(c) Fair value

Set out below is a comparison, by class, of the carrying amounts and fair values of the Group’s financial instruments, other than those with carrying amounts that are reasonable approximations of fair values:

	December 31,
	2021		2022		2022
	CNY		CNY		US$
	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value

Financial liabilities
Interest-bearing loans and borrowings	77,000	79,003	74,000	77,636	10,728	11,255

The following table provides the fair value measurement hierarchy of the Group’s financial assets and financial liabilities as of December 31, 2021 and 2022:

As of December 31, 2021	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	CNY	CNY	CNY	CNY
Recurring fair value measurement:
Financial liabilities
Derivative financial liabilities	—	1,710	—	1,710

As of December 31, 2022	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	CNY	CNY	CNY	CNY
Recurring fair value measurement:
Financial assets
Bills receivable	—	8,500	—	8,500
Financial liabilities
Derivative financial liabilities	—	824	—	824

As of December 31, 2022	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$	US$	US$	US$
Recurring fair value measurement:
Financial assets
Bills receivable	—	1,232	—	1,232
Financial liabilities
Derivative financial liabilities	—	119	—	119

Level 2:

Bills receivable

The fair value valuation of bills receivable is based on directly or indirectly observable inputs (such as recent bill discount rate) through valuation techniques.

Derivative financial liabilities

The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs. If all significant inputs required to fair value an instrument are observable, the instrument is included in Level 2.

There is no established public trading market for the warrants issued to investors on January 22, 2021. As of December 31, 2022, the Group measured the fair value of those warrants on a recurring basis using a binomial lattice pricing model with significant inputs including, among other relevant observable inputs, the underlying spot price of the Company’s common shares, exercise price, time to expiration, risk-free rate and equity volatility.

During the years ended 2021 and 2022, there were no transfers of fair value measurements between Level 1 and Level 2 and no transfers into or out of Level 3 for both financial assets and liabilities.